Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	118 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	6.58%	0.60%								1.63%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	6.19%	0.32%								1.36%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	6.53%	0.65%		0.67%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	5.96%	1.34%								1.84%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	5.69%	1.11%								1.59%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	6.01%	1.40%		0.92%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	7.29%	5.55%								3.52%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	6.90%	5.28%								3.26%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	5.58%	3.61%								2.53%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	5.32%	3.36%								2.27%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	5.64%	3.65%		2.62%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	6.12%	7.13%								3.81%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	5.84%	6.89%								3.55%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	8.76%	17.47%								11.96%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	8.42%	17.17%								11.68%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	8.81%	17.52%		10.32%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	7.62%	5.88%								3.22%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	7.24%	5.62%								2.96%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	7.56%	5.93%		3.02%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	7.31%	3.88%								3.12%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	7.03%	3.61%								2.86%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	2.05%	(7.07%)								(0.72%)
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	1.94%	(7.34%)								(0.98%)
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	(5.70%)	12.84%							3.22%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	(5.89%)	12.55%							2.96%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	1.71%	(3.00%)						(0.97%)
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	1.61%	(3.24%)						(1.21%)
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	6.41%	3.24%					2.67%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	6.14%	2.98%					2.41%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	2.15%	13.25%				7.04%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	1.86%	12.95%				6.77%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	2.04%	2.28%			(0.37%)
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	1.75%	2.03%			(0.61%)
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	8.75%	5.45%	1.35%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	8.48%	5.20%	1.11%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)		0.59%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)		0.59%
J.P. Morgan Emerging Markets Bond Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return, Percent	6.75%	3.49%								3.16%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)								0.61%
J.P. Morgan Emerging Markets Bond Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return, Percent	6.75%	3.49%								3.16%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)								0.61%
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.61%	1.50%								1.71%
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.43%	1.16%								1.50%
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.43%	1.16%								1.50%
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent	5.61%	1.50%								1.71%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.43%	1.16%		1.73%
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent	5.61%	1.50%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)		0.59%
Morningstar LSTA US Leveraged Loan TR USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD Index
Average Annual Return, Percent	6.86%	8.96%								4.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Morningstar LSTA US Leveraged Loan TR USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD Index
Average Annual Return, Percent	6.86%	8.96%								4.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	8.25%	18.59%								12.50%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	8.25%	18.59%								12.50%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	8.25%	18.59%		13.62%
ICE BofA 1-3 Year Eurodollar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Eurodollar Index
Average Annual Return, Percent	6.06%	2.46%								2.24%
ICE BofA SOFR Overnight Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	5.10%	2.66%								1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
ICE BofA 1-3 Year Eurodollar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Eurodollar Index
Average Annual Return, Percent	6.06%	2.46%								2.24%
ICE BofA SOFR Overnight Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	5.10%	2.66%								1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
ICE BofA 1-3 Year Eurodollar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Eurodollar Index
Average Annual Return, Percent	6.06%	2.46%		2.39%
ICE BofA SOFR Overnight Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	5.10%	2.66%		2.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)		0.59%
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Average Annual Return, Percent	8.11%	4.91%								3.67%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)								0.61%
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Average Annual Return, Percent	8.11%	4.91%								3.67%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)								0.61%
Bloomberg U.S. Long Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Index
Average Annual Return, Percent	1.72%	(3.74%)								1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Bloomberg U.S. Long Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Index
Average Annual Return, Percent	1.72%	(3.74%)								1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)								1.46%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	12.28%	14.51%							2.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	8.25%	18.59%							12.31%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	12.28%	14.51%							2.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	8.25%	18.59%							12.31%
FTSE World Government Bond Index (WGBI) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	2.08%	(2.97%)						0.11%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)						0.82%
FTSE World Government Bond Index (WGBI) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	2.08%	(2.97%)						0.11%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)						0.82%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)					1.41%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)					1.41%
MSCI Europe Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Total Return USD Index
Average Annual Return, Percent	6.87%	13.15%				7.93%
MSCI Europe Net Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Return USD Index
Average Annual Return, Percent	6.87%	13.15%				7.93%
J.P. Morgan GBI-EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent	4.03%	2.30%			(0.15%)
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)			(1.05%)
J.P. Morgan GBI-EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent	4.03%	2.30%			(0.15%)
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.04%	(1.38%)			(1.05%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	0.10%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	0.10%